14111 83 Manually signed

07076238

FORM D
U.S. Securities and Exchange Commission
Washington, D.C. 20549

NOTICE OF SALE OF SECURITIES PURSUANT TO REGULATION D, SECTION 4(6), AND/OR UNIFORM LIMITED OFFERING EXEMPTION

SEC Mail Processing Section
RECEIVED
AUG 2 3 2007
Wash. D.C.
182

Name of Offering: FALSTAFF ON BROADWAY L.P.

(Check if this is an amendment and name has changed, and indicate change.)

Filed under: Rule 504 Rule 505 x Rule 506
Section 4(6) ULOE

Type of Filing: x New Filing Amendment

A. BASIC IDENTIFICATION DATA

1. Name of Issuer: FALSTAFF ON BROADWAY L.P.

PROCESSED
AUG 3 0 2007
THOMSON
FINANCIAL

Address of Executive Offices
311 West 43rd St., Suite 1107
New York, NY 10036

Telephone
212 246-3244

Address of Principal Business Operations if different:
N/A

Brief Description of Business:

Financing of production of musical stage play, "Lone Star Love"

Type of business Organization:
limited partnership

Estimated or actual date of Organization: 6/2007

Estimated X Actual

Jurisdiction of Organization: NY

2.

Categories that apply:
Beneficial Owner, Promoter, Managing Member

Name and Address:
Daisy Theatricals LLC
311 West 43rd St., Suite 1107
New York, NY 10036

Categories that apply:
Beneficial Owner, Promoter, Managing Member

Robert Boyett Theatricals, LLC
268 West 44th Street, 4th Floor
New York, NY 10036.

Categories that apply:
Beneficial Owner, Promoter, Managing Member

Avenue A Productions, Inc.
c/o Peter Alkalay
McLaughlin & Stern
260 Madison Avenue, 18th Floor
New York, NY 10016

Categories that apply:
Beneficial Owner, Promoter, Managing Member

Burke Holdings LLC
228 Mill Race Drive
Chapel Hill, NC 27514

Categories that apply:
Beneficial Owner, Promoter, Managing Member

Jon Cutler Productions, Inc.
1249 Pineville Rd.
New Hope, PA 18938

====================================

Categories that apply:
Officer and Director of Corporate/LLC Managing Member

Name and Address:
Boyett, Robert
268 West 44th Street, 4th Floor
New York, NY 10036.

====================================

Categories that apply:
Officer and Director of Corporate Managing Member

Name and Address:
Alkalay, Peter C.
McLaughlin & Stern
260 Madison Avenue, 18th Floor
New York, NY 10016

====================================

Categories that apply:
Officer and Director of Corporate Managing Member

Name and Address:
Cutler, Jon
1249 Pineville Rd.
New Hope, PA 18938

====================================

Categories that apply:
Officer and Director of Corporate Managing Member

Name and Address:
Burke, Edmund S. Jr.
228 Mill Race Drive
Chapel Hill, NC 27514

====================================

Categories that apply:
Officer and Director of Corporate Managing Member

Name and Address:
Burke, Eleanor Owings
228 Mill Race Drive
Chapel Hill, NC 27514

====================================

B. INFORMATION ABOUT OFFERING

1. Has the issuer sold, or does the issuer intend to sell, to non-accredited investors in this offering?

YES x NO

2. What is the minimum investment that will be accepted from any individual?

$5,000

3. Does the offering permit joint ownership?

x YES NO

4. Information about persons receiving commission or similar remuneration for soliciting purchasers: N/A

C. OFFERING PRICE, NUMBER OF INVESTORS, EXPENSES, AND USE OF PROCEEDS

1. Type of Security	Aggregate Offering Price	Amount Already Sold
Debt	0	0
Equity	0	0
Convertible Securities (including warrants)	0	0
Partnership Interests		
Other	0	0
Limited Partnership Interests	$8,000,000	0
TOTAL	$8,000,000	0

2.

	Number of Investors	Aggregate Dollar Amount of Purchases
Accredited Investors	0	0
Non-Accredited Investors	0	0
TOTAL (for filings under Rule 504 only)	0	0

3. For Filings Under 504, 505, all information for all securities sold by issuer to date in offerings of the types indicated in the 12 months prior to the first sale of securities in this offering.

Type of Offering	Type of Security	Dollar Amount Sold
Rule 505	N/A	0
Regulation A	N/A	0
Rule 504	N/A	0
TOTAL	None	0

4.

a. Expenses in connection with the issuance and distribution of the securities in this offering, excluding amounts relating solely to organization expenses of issuer

Transfer Agent's Fees		$
Printing and Engraving Costs		$
Legal Fees	x	$ 37,000
Accounting Fees		$
Engineering Fees		$
Sales Commissions		$
Other Expenses (Identify) Blue Sky photocopying, etc.	x	$ 3,000
TOTAL:	x	$ 40,000

b. The difference between aggregate offering price in Part C., question 1 and Total Expenses:
x $7,940,000

5. Amount of adjusted gross proceeds to the issuer [all amounts are estimates]

	Payments to Officers, Directors & Affiliates	Payments to Others
Salaries and Fees	x $ 44,000	x$ 1,425,000
Purchase of Real Estate	$	$
Purchase, rental or leasing and installation of machinery and equipment	$	$
Construction or leasing of plant buildings and facilities	$	$
Acquisition of other businesses*	$	$

*(including the value of securities involved in this offering that may be used in exchange for the assets or securities of another issuer pursuant to a merger)

Repayment of indebtedness	$	$
Working capital	$	$
Other: physical production (sets, costumes, props, etc.) Rehearsal & casting expenses, bonds, deposits, advances; general & administrative; reserve	x $13,500	x$ 6,487,500
Column Totals:	x $ 57,500	x$ 7,802,500

Total Payments Listed: (column totals added) x $ 7,940,000

D. FEDERAL SIGNATURE

The issuer has duly caused this notice to be signed by the undersigned duly authorized person. If this notice is filed under Rule 505, the following signature constitutes an undertaking by the issuer to furnish to the U.S. Securities and Exchange Commission, upon written request of its staff, the information furnished by the issuer to any non-accredited investor pursuant to paragraph (b)(2) of Rule 502.

Issuer:	Signature:	Date:
FALSTAFF ON BROADWAY L.P.	John L. Haber	June 25, 2007
Name of Signer: John L. Haber	Title of Signer Manager of Daisy Theatricals, LLC, a General Partner of the Issuer	

END